Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021	Jan. 01, 2021
Related Party Transactions
Premiums assumed from other companies	$ 503.5	$ 494.3	$ 439.5
PFG | Benefit Plans | Long-Term Care Assistance Plan
Related Party Transactions
Benefit liability				$ 2.9	$ 2.9
Affiliated Entities | Related party transactions resulting in expense reimbursements
Related Party Transactions
Expenses reimbursed	606.0	647.2	568.1
PFG | Benefit Plans | Nonqualified Plan | Deferred Compensation Plans
Related Party Transactions
Expenses to related parties	2.3	2.1	1.8
PFG | Benefit Plans | Deferred Compensation Plan | Qualified Plan
Related Party Transactions
Expenses to related parties	41.3	36.5	33.1
PFG | Benefit Plans | Pension benefits
Related Party Transactions
Expenses to related parties	55.4	58.6	51.0
PFS | Cash Advance Agreement
Related Party Transactions
Amounts due from (to) related party	86.0	(75.1)
Interest earned from related party	4.2	0.1	0.0
PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash	1,000.0
PFS | Notes Receivable | Notes Receivable
Related Party Transactions
Interest earned from related party	5.9	7.2	8.5
PFS | Notes Receivable | Notes Receivable | Note Receivable 2.87% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash	$ 156.0
Term of credit facility	10 years
Interest rate (as a percent)	2.87%
PFS | Notes Receivable | Notes Receivable | Note receivable 2.885% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash	$ 300.0
Term of credit facility	10 years
Interest rate (as a percent)	2.885%
PLIC | PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash	$ 1,000.0
PLIC | PFS | Cash Advance Agreement | LIBOR rate
Related Party Transactions
Spread added to LIBOR to determine Internal Crediting Rate (as a percent)	0.10%
Principal National Life Insurance Company | Reinsurance
Related Party Transactions
Expenses to related parties	$ 995.7	1,088.9	1,038.9
Assumed reinsurance liability	5,393.7	5,098.9
Premiums assumed from other companies	847.5	809.3	749.3
Principal Securities, Inc. | Distribution of Affiliated Products
Related Party Transactions
Commission expense	81.5	95.7	80.4
PGI LLC | Asset Management Services Agreement
Related Party Transactions
Expenses to related parties	109.3	114.9	101.1
Principal Securities, Inc. and Principal Global Investors, LLC ("PGI LLC") | Distribution of Affiliated Products
Related Party Transactions
Revenue from related parties	$ 412.6	$ 471.2	$ 395.8